Staff costs and Directors' Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Staff costs and Directors Remuneration [Line Items]
Wages and salaries	$ 41,098	$ 46,542	$ 41,917
Share-based payments (Note 30)	4,467	6,274	7,328
Social security charges	7,507	6,967	5,992
Director's fees and allowance	449	700	896
Employee benefits expense	53,521	60,483	56,133
Salaries and fees	9,071	7,355	6,081
Share-based payments	3,416	4,072	4,886
Key Management Personnel Compensation	12,487	11,427	10,967
Production and operating costs
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	16,004	16,344	14,639
Geological and geophysical expenses
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	7,313	9,445	8,407
Administrative expenses
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	29,719	34,183	32,604
Selling expenses
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 485	$ 511	$ 483